DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 11, 2022 USD ($) item $ / shares shares	Aug. 10, 2022 item	May 05, 2022 item	Nov. 05, 2021 USD ($) $ / shares	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 item	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item						1
Price of warrant | $ / shares									$ 10.20
Payments for investment of cash in trust account				$ 117,300,000	$ 117,300,000		$ 368,760	$ 117,300,000	$ 2,545,838
Price per unit | $ / shares				$ 10.00	$ 10.00
Deferred underwriting commissions							4,025,000		4,025,000
Deferred Underwriting Fee Payable								4,025,000
Cash held outside the Trust Account							10,108	453,151	30,870	$ 453,151
Working capital deficit							$ 2,326,648	246,232	$ (1,945,267)	246,232
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account							80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination							50.00%		50.00%
Number of three-month extensions for consummation of initial business combination | item		2	2				2		2
Extension period for consummating initial business combination	1 month	3 months	3 months				3 months		3 months
Maximum number of one-month extension periods for consummation of Initial Business Combination | item	9						9		9
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Amount deposited into the Trust Account on execution of two one-month extensions							$ 614,600		$ 245,840
Number of one-month extensions executed | item							5		2
Extension period each time for the Company to consummate initial business combination							1 month		1 month
Minimum net tangible asset upon consummation of business combination							$ 5,000,001		$ 5,000,001
Number of shares for which share holders exercised their right to redeem | shares	8,768,456
Redemption price per share | $ / shares	$ 10.42
Aggregate amount of shares redeemed	$ 91,400,000
Trust account balance	28,500,000
Amount to be deposited in trust account in connection with the exercise of the first monthly extension	$ 122,920
Maximum net interest to pay dissolution expenses							100,000		100,000
Proceeds from sale of founder shares								25,000	2,825,960
Investments held in Trust Account							29,725,574	117,320,973	29,029,416	117,320,973
Interest withdrawn from Trust Account								0	299,601
Convertible loans							$ 1,500,000		$ 1,500,000
Units per price | $ / shares							$ 10.00		$ 10.00
Public share price considered | $ / shares							$ 10.20
Cash							$ 10,108	453,151	$ 30,870	453,151
Proceeds from promissory note								$ 78,925		$ 78,925
Percentage of public shares redeemed							100.00%		100.00%
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Proceeds from promissory note							$ 78,925
Founder Shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of founder shares							25,000		$ 25,000
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares					11,500,000
Proceeds from issuance of units					$ 115,000,000
Payments for investment of cash in trust account							$ 959,560		$ 959,560
Price per unit | $ / shares					$ 10.00		$ 10.00		$ 10.00
Transaction costs							$ 6,771,112		$ 6,771,112
Underwriting fees							2,300,000		2,300,000
Deferred underwriting commissions							4,025,000		4,025,000
Other offering costs							446,112		446,112
Cash							$ 10,108		$ 30,870
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares					585,275
Price of warrant | $ / shares					$ 10.00		$ 10.00		$ 10.00
Proceeds from sale of Private units					$ 5,852,750		$ 5,852,750		$ 5,852,750
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares							1,500,000		1,500,000
Price per unit | $ / shares							$ 0.10		$ 0.10
Condition For Future Business Combination Threshold Net Tangible Assets							$ 2,300,000		$ 2,300,000